Supplement to the
Fidelity Income Replacement 2016 FundSM, Fidelity Income Replacement 2018 FundSM, Fidelity Income Replacement 2020 FundSM, Fidelity Income Replacement 2022 FundSM, Fidelity Income Replacement 2024 FundSM, Fidelity Income Replacement 2026 FundSM, Fidelity Income Replacement 2028 FundSM, Fidelity Income Replacement 2030 FundSM, Fidelity Income Replacement 2032 FundSM, Fidelity Income Replacement 2034 FundSM, Fidelity Income Replacement 2036 FundSM, Fidelity Income Replacement 2038 FundSM, Fidelity Income Replacement 2040 FundSM, and Fidelity Income Replacement 2042 FundSM
September 29, 2012
Prospectus

Strategic Advisers may modify the target asset allocation strategy for any Fidelity Income Replacement Fund and modify the selection of underlying Fidelity funds for any Fidelity Income Replacement Fund from time to time. Fidelity Large Cap Stock Fund has been added to the selection of underlying funds. Fidelity Disciplined Equity Fund is no longer an underlying fund for each Fidelity Income Replacement Fund.

The following disclosure supplements the similar disclosure found in the "Investment Details" section under the heading "Domestic Equity Funds" beginning on page 61.

Fidelity Large Cap Stock Fund seeks long-term growth of capital. FMR normally invests at least 80% of the fund's assets in common stocks of companies with large market capitalizations (generally companies whose market capitalization is similar to the market capitalization of companies in the Russell 1000 Index or the S&P 500 Index).

RW-13-01  May 30, 2013
1.855566.106

Supplement to the
Fidelity Advisor Income Replacement 2016 FundSM, Fidelity Advisor Income Replacement 2018 FundSM, Fidelity Advisor Income Replacement 2020 FundSM, Fidelity Advisor Income Replacement 2022 FundSM, Fidelity Advisor Income Replacement 2024 FundSM, Fidelity Advisor Income Replacement 2026 FundSM, Fidelity Advisor Income Replacement 2028 FundSM, Fidelity Advisor Income Replacement 2030 FundSM, Fidelity Advisor Income Replacement 2032 FundSM, Fidelity Advisor Income Replacement 2034 FundSM, Fidelity Advisor Income Replacement 2036 FundSM, Fidelity Advisor Income Replacement 2038 FundSM, Fidelity Advisor Income Replacement 2040 FundSM, and Fidelity Advisor Income Replacement 2042 FundSM
Class A, Class T, and Class C
September 29, 2012
Prospectus

Strategic Advisers may modify the target asset allocation strategy for any Fidelity Income Replacement Fund and modify the selection of underlying Fidelity funds for any Fidelity Income Replacement Fund from time to time. Fidelity Large Cap Stock Fund has been added to the selection of underlying funds. Fidelity Disciplined Equity Fund is no longer an underlying fund for each Fidelity Income Replacement Fund.

The following disclosure supplements the similar disclosure found in the "Investment Details" section under the heading "Domestic Equity Funds" beginning on page 61.

Fidelity Large Cap Stock Fund seeks long-term growth of capital. FMR normally invests at least 80% of the fund's assets in common stocks of companies with large market capitalizations (generally companies whose market capitalization is similar to the market capitalization of companies in the Russell 1000 Index or the S&P 500 Index).

ARW-13-01  May 30, 2013
1.856010.111

Supplement to the
Fidelity Advisor Income Replacement 2016 FundSM, Fidelity Advisor Income Replacement 2018 FundSM, Fidelity Advisor Income Replacement 2020 FundSM, Fidelity Advisor Income Replacement 2022 FundSM, Fidelity Advisor Income Replacement 2024 FundSM, Fidelity Advisor Income Replacement 2026 FundSM, Fidelity Advisor Income Replacement 2028 FundSM, Fidelity Advisor Income Replacement 2030 FundSM, Fidelity Advisor Income Replacement 2032 FundSM, Fidelity Advisor Income Replacement 2034 FundSM, Fidelity Advisor Income Replacement 2036 FundSM, Fidelity Advisor Income Replacement 2038 FundSM, Fidelity Advisor Income Replacement 2040 FundSM, and Fidelity Advisor Income Replacement 2042 FundSM
Institutional Class
September 29, 2012
Prospectus

Strategic Advisers may modify the target asset allocation strategy for any Fidelity Income Replacement Fund and modify the selection of underlying Fidelity funds for any Fidelity Income Replacement Fund from time to time. Fidelity Large Cap Stock Fund has been added to the selection of underlying funds. Fidelity Disciplined Equity Fund is no longer an underlying fund for each Fidelity Income Replacement Fund.

The following disclosure supplements the similar disclosure found in the "Investment Details" section under the heading "Domestic Equity Funds" beginning on page 61.

Fidelity Large Cap Stock Fund seeks long-term growth of capital. FMR normally invests at least 80% of the fund's assets in common stocks of companies with large market capitalizations (generally companies whose market capitalization is similar to the market capitalization of companies in the Russell 1000 Index or the S&P 500 Index).

ARWI-13-01  May 30, 2013
1.856011.110